FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS Global Opportunity Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Growth & Income

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund (the “Funds”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2024, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Funds’ Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).

Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Funds’ Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Finance and Banking Innovation Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Funds’ Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Funds’ Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Funds’ Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Funds’ Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Fund’s Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Fund’s Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 28, 2024, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Fund's Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).

Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Fund's Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED APRIL 1, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective April 1, 2024, the Board of Trustees of the Trust has accepted the resignation of Mary K. Anstine as Chairman of the Trust and approved the appointment of Michael “Ross” Shell as the Chairman of the Trust. Accordingly, the following changes to the “Trustees and Officers” section in the Funds’ Statement of Information are effective as of such date:

In the “Independent Trustees” table the information with respect to Mary Anstine and Ross Shell is deleted and replaced with the following information:

INDEPENDENT TRUSTEES Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	46	Ms. Anstine is a Trustee of ALPS ETF Trust (23 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).

Michael “Ross” Shell, 1970	Trustee and Chairman	Trustee since 2009; Chairman since 2024.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is also the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	16	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 16, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 fund, 3 funds, 0 funds, and 1 fund, respectively).

The second paragraph under “Leadership Structure and Oversight Responsibilities” is deleted and replaced with the following:

“The Board has appointed Michael “Ross” Shell, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 25 years and the long board service of some of the Independent Trustees, which in some cases dates back to the inception of the Trust.”

Additionally, Michael Lawlor no longer serves as Secretary of the Trust and Brenda Haskell no longer serves as Assistant Secretary of the Trust. Accordingly, effective immediately, all references to Mr. Lawlor and Ms. Haskell in the Funds’ Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.